Segment Information and Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment information
5	Segment information and revenue

5.1	Segment information
The Group manages its business by divisions, which are organized by business lines. In view of the fact that the Company and its subsidiaries operate substantially all in the PRC, no geographical segment information is presented.
In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker, Board of Directors, for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items mainly comprise interests in associates and joint ventures, deferred tax assets, cash and cash equivalents, time deposits, and incomes relating to these assets (such as share of net profits of associates and joint ventures accounted for using the equity method and interest income), derivative financial assets, borrowings, short-term bonds and interest expenses, derivative financial liabilities, and deferred tax liabilities.
The Group principally operates in five operating segments: synthetic fibres, resins and plastics, intermediate petrochemicals, petroleum products and trading of petrochemical products. Synthetic fibres, resins and plastics, intermediate petrochemicals and petroleum products are produced through intermediate steps from the principal raw material of crude oil. The specific products of each segment are as follows:

(i)
The petroleum products segment is equipped with crude oil refinery facilities used to produce qualified refined gasoline, fuel, diesel oil, heavy oil and liquefied petroleum gas, and provide raw materials for the Group’s downstream petrochemical processing facilities.

(ii)
The intermediate petrochemicals segment primarily produces
p-xylene,
benzene and ethylene oxide. The intermediate petrochemicals produced by the Group are both served as raw materials in the production of other petrochemicals, resins, plastics and synthetic fibres, and sold to external customers.

(iii)
The resins and plastics segment produces primarily polyester chips, polyethylene resins, polypropylene resins and PVA granules. The polyester chips are used to produce polyester fibres, coating and containers. Polyethylene resins and plastics are used to produce insulated cable, mulching films and moulded products such as housewares and toys. Polypropylene resins are used for films, sheets and moulded products such as housewares, toys, consumer electronics and automobile parts.

(iv)	The synthetic fibres segment produces primarily polyester, acrylic fibres and carbon fibres, which are mainly used in the textile and apparel industries.

(v)	The trading of petrochemical products segment is primarily engaged in importing and exporting of petrochemical products. The products are sourced from international and domestic suppliers.

(vi)
Other operating segments represent the operating segments that do not meet the quantitative threshold for determining reportable segments. These include investment property leasing, service provision and a variety of other commercial activities.

2019	Petroleum products RMB’000	Intermediate petrochemicals RMB’000	Resins and plastics RMB’000	Synthetic fibres RMB’000	Trading of petrochemical products RMB’000	Others RMB’000	Total RMB’000
Total segment revenue	66,754,731	24,698,643	10,304,812	2,200,229	21,881,214	1,502,840	127,342,469
Inter segment revenue	(11,868,026)	(14,187,500)	(141,101)	—	(175,200)	(700,975)	(27,072,802)

Revenue from external customers	54,886,705	10,511,143	10,163,711	2,200,229	21,706,014	801,865	100,269,667

Timing of revenue recognition
- At a point in time	54,886,705	10,511,143	10,163,711	2,200,229	21,695,864	801,865	100,259,517
- Over time	—	—	—	—	10,150	—	10,150

	54,886,705	10,511,143	10,163,711	2,200,229	21,706,014	801,865	100,269,667

Segment result – profit/(loss) from operations	705,469	413,914	401,454	(540,280)	53,214	286,801	1,320,572

2020	Petroleum products RMB’000	Intermediate petrochemicals RMB’000	Resins and plastics RMB’000	Synthetic fibres RMB’000	Trading of petrochemical products RMB’000	Others RMB’000	Total RMB’000
Total segment revenue	49,711,547	19,777,574	9,576,944	1,480,576	12,023,744	1,583,236	94,153,621
Inter segment revenue	(6,631,343)	(11,526,322)	(101,057)	—	(438,634)	(832,690)	(19,530,046)

Revenue from external customers	43,080,204	8,251,252	9,475,887	1,480,576	11,585,110	750,546	74,623,575

Timing of revenue recognition
- At a point in time	43,080,204	8,251,252	9,475,887	1,480,576	11,583,709	750,546	74,622,174
- Over time	—	—	—	—	1,401	—	1,401

	43,080,204	8,251,252	9,475,887	1,480,576	11,585,110	750,546	74,623,575

Segment result – (loss)/profit from operations	(2,198,705)	581,597	1,262,029	(364,211)	42,039	211,015	(466,236)

2021	Petroleum products RMB’000	Intermediate petrochemicals RMB’000	Resins and plastics RMB’000	Synthetic fibres RMB’000	Trading of petrochemical products RMB’000	Others RMB’000	Total RMB’000
Total segment revenue	65,528,687	26,454,844	10,176,285	1,381,443	12,972,922	1,625,705	118,139,886
Inter segment revenue	(10,454,529)	(15,619,770)	(170,255)	(445)	(1,912,789)	(783,606)	(28,941,394)

Revenue from external customers	55,074,158	10,835,074	10,006,030	1,380,998	11,060,133	842,099	89,198,492

Timing of revenue recognition
- At a point in time	55,074,158	10,835,074	10,006,030	1,380,998	11,020,323	842,099	89,158,682
- Over time	—	—	—	—	39,810	—	39,810

	55,074,158	10,835,074	10,006,030	1,380,998	11,060,133	842,099	89,198,492

Segment result – profit/(loss) from operations	2,967,030	(635,155)	52,215	(854,077)	43,729	(141,510)	1,432,232

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Segment result – profit/(loss) from operations

Petroleum products	705,469	(2,198,705)	2,967,030
Intermediate petrochemicals	413,914	581,597	(635,155)
Resins and plastics	401,454	1,262,029	52,215
Synthetic fibres	(540,280)	(364,211)	(854,077)
Trading of petrochemical products	53,214	42,039	43,729
Others	286,801	211,015	(141,510)

Profit/(loss) from operations	1,320,572	(466,236)	1,432,232

Finance income – net	362,963	332,274	414,569
Share of profit of investments accounted for using the equity method	972,593	724,740	874,285

Profit before taxation	2,656,128	590,778	2,721,086

Other profit and loss disclosures

	2019			2020			2021
	Depreciation and amortization	Impairment loss and credit loss	Inventory write-down	Depreciation and amortization	Impairment loss and credit loss	Inventory write-down	Depreciation and amortization	Impairment loss and credit loss	Inventory write-down
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Petroleum products	(972,688)	38	(167)	(917,637)	—	(138,537)	(975,492)	(94,420)	(782)
Intermediate petrochemicals	(497,469)	(478)	(9,094)	(465,425)	(55,204)	(15,418)	(523,484)	(297,632)	(136,694)
Resins and plastics	(125,464)	6	(12,073)	(138,204)	—	(26,382)	(86,183)	(61,242)	(168)
Synthetic fibres	(68,589)	7	(48,844)	(78,030)	88,550	(39,657)	(132,091)	(135,683)	(13,239)
Trading of petrochemical products	(211)	—	—	(19,938)	—	(788)	(39,125)	—	—
Others	(174,367)	—	—	(207,905)	—	(106)	(209,333)	(28,392)	—

	(1,838,788)	(427)	(70,178)	(1,827,139)	33,346	(220,888)	(1,965,708)	(617,369)	(150,883)

	As at 31 December
	2020 Total assets RMB’000	2021 Total assets RMB’000
Allocated assets

Petroleum products	11,344,760	13,317,338
Intermediate petrochemicals	3,176,092	3,781,785
Resins and plastics	1,654,920	1,395,867
Synthetic fibres	986,391	1,919,194
Trading of petrochemical products	1,357,884	1,348,751
Others	2,432,339	2,700,327

Allocated assets	20,952,386	24,463,262

Unallocated assets

Investments accounted for using the equity method	5,387,834	4,088,888
Cash and cash equivalents	6,916,408	5,112,010
Time deposits with banks	11,092,283	12,968,042
Deferred tax assets	252,121	184,143
Derivative financial assets	—	81,405
Others	18,098	22,839

Unallocated assets	23,666,744	22,457,327

Total assets	44,619,130	46,920,589

	As at 31 December
	2020 Total liabilities RMB’000	2021 Total liabilities RMB’000
Allocated liabilities
Petroleum products	6,669,419	9,749,806
Intermediate petrochemicals	1,267,313	1,257,436
Resins and plastics	1,233,286	1,327,587
Synthetic fibres	209,621	490,211
Trading of petrochemical products	1,224,420	1,257,750
Others	78,928	112,876

Allocated liabilities	10,682,987	14,195,666

Unallocated liabilities

Borrowings	1,548,000	2,259,800
Short-term bonds	3,017,811	—
Deferred tax liabilities	35,357	33,344
Derivative financial liabilities	—	23,804
Others	—	30,577

Unallocated liabilities	4,601,168	2,347,525

Total liabilities	15,284,155	16,543,191

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Additions to property, plant and equipment, construction in progress, right-of-use assets, other non-current assets
Petroleum products	1,024,626	779,392	708,342
Intermediate petrochemicals	204,021	278,788	1,306,813
Resins and plastics	74,633	139,212	44,495
Synthetic fibres	294,515	496,125	1,748,868
Trading of petrochemical products	89	378,292	71,917
Others	103,418	222,080	234,023

	1,701,302	2,293,889	4,114,458

5.2	Revenue
The Group’s revenue from external customers are substantially all within Mainland China in 2019, 2020 and 2021. As at 31 December 2020 and 31 December 2021, assets are also substantially all within Mainland China.
Revenue of approximate RMB
59,766,489
thousand (2019: RMB42,657,975
thousand
,
20
20
: RMB38,651,385
thousand) are derived from a single customer. These revenues are attributable to the petroleum products and others segments.
Details of concentrations of credit risk arising from these customers are set out in note 3.1(c).